JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

September 30, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”)

File Nos. 811-21295 and 333-103022

on behalf of the Highbridge Dynamic Commodities Strategy Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post- Effective Amendment No. 122 (Amendment No. 123 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to add Class R5 Shares for the Fund. Also included in this filing is the revised Statement of Additional Information to reflect the issuance of Class R5 Shares.

If you have any questions or comments, please call me at (212) 648-2085.

Very truly yours,

/s/John T. Fitzgerald

-----------------------------------

John T. Fitzgerald

Assistant Secretary